Financial Instruments by Category - Summary of Financial Instruments by Category (Details) - IFRS 9 [member] - CNY (¥) ¥ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Instruments [Line Items]
Financial assets	¥ 69,841	¥ 57,333
Other investments	386	355
Financial assets at fair value through other comprehensive income	26,231	14,498
Financial liabilities	11,950	14,193
Notes payable
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	3,497	5,726
Accounts Payable
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	6,284	6,879
Other Payables and Other Liabilities
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	1,853	1,263
Lease Liabilities
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	316	325
Trade Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets	3,903	3,508
Other Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets	1,263	1,379
Restricted Cash
Disclosure Of Financial Instruments [Line Items]
Financial assets	15	11
Term Deposits
Disclosure Of Financial Instruments [Line Items]
Financial assets	29,573	24,418
Cash And Cash Equivalent
Disclosure Of Financial Instruments [Line Items]
Financial assets	8,470	13,164
Financial Assets at Amortized Cost
Disclosure Of Financial Instruments [Line Items]
Financial assets	43,224	42,480
Financial Assets at Amortized Cost | Trade Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets	3,903	3,508
Financial Assets at Amortized Cost | Other Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets	1,263	1,379
Financial Assets at Amortized Cost | Restricted Cash
Disclosure Of Financial Instruments [Line Items]
Financial assets	15	11
Financial Assets at Amortized Cost | Term Deposits
Disclosure Of Financial Instruments [Line Items]
Financial assets	29,573	24,418
Financial Assets at Amortized Cost | Cash And Cash Equivalent
Disclosure Of Financial Instruments [Line Items]
Financial assets	8,470	13,164
Financial Assets at Fair Value Through Profit and Loss
Disclosure Of Financial Instruments [Line Items]
Financial assets	386	355
Other investments	386	355
Financial Assets at Fair Value Through Other Comprehensive Income
Disclosure Of Financial Instruments [Line Items]
Financial assets	26,231	14,498
Financial assets at fair value through other comprehensive income	¥ 26,231	¥ 14,498